INTANGIBLE ASSETS, NET - Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization Expense, Fiscal Year Maturity [Abstract]
2024	$ 26,642
2025	17,031
2026	5,168
2027	1,669
2028	281
Thereafter	30
Total	50,821
Amortization expense related to Intangible Assets	$ 28,609	$ 23,417	$ 18,350